Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 24, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Endurance

Long/Short Fund ("No-Load Summary Prospectus"), Forward Funds Investor Class and Institutional

Class Prospectus ("No-Load Prospectus") and Forward Funds Class A, Class B, Class C and Advisor

Class Prospectus ("Load Prospectus")

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, MANAGEMENT FEE,

INVESTMENT STRATEGIES, DIVERSIFICATION STATUS AND PORTFOLIO MANAGER

The following information applies to the Forward Endurance Long/Short Fund (the "Fund") only:

Change in Name

Effective August 1, 2014, the name of the Fund will be changed to the "Forward Equity Long/Short Fund." Accordingly, effective August 1, 2014, all references in each of the prospectuses to "Forward Endurance Long/Short Fund" shall be replaced with "Forward Equity Long/Short Fund."

Reduction in Management Fee

Effective August 1, 2014, the contractual management fee Forward Management, LLC receives from the Fund is reduced from an annual rate (as a percentage of the Fund's average daily net assets) of 1.50% to an annual rate of 1.25% on the Fund's average daily net assets. Accordingly, effective August 1, 2014, the following changes shall be made:

The "Annual Fund Operating Expenses" table and the "Examples" table in the Fund's "Fund Summary" section in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.28%	1.18%
Dividend and Interest Expense on Short Sales	0.63%	0.63%
Total Other Expenses	1.91%	1.81%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	3.42%	3.07%
Fee Waiver and/or Expense Reimbursement(2)	-0.44%	-0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.98%	2.63%

(1)	Restated to reflect current management fee.

(2)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$301	$266
3 Years	$1,010	$907
5 Years	$1,740	$1,572
10 Years	$3,669	$3,348

****

The "Annual Fund Operating Expenses" table and the "Examples" table in the Fund's "Fund Summary" section in the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Advisor Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(2)	1.38%	1.23%
Dividend and Interest Expense on Short Sales(2)	0.63%	0.63%
Total Other Expenses	2.01%	1.86%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	4.02%	3.12%
Fee Waiver and/or Expense Reimbursement(3)	-0.44%	-0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.58%	2.68%

(1)	Restated to reflect current management fee.

(2)	Other Expenses, Dividend and Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund's Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.94% and 2.04%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class
1 Year	$461	$271
3 Years	$1,184	$921
5 Years	$2,023	$1,596
10 Years	$4,192	$3,395

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class
1 Year	$361	$271
3 Years	$1,184	$921
5 Years	$2,023	$1,596
10 Years	$4,192	$3,395

****

Change in Principal Investment Strategies

Effective August 1, 2014, the following paragraphs shall replace the first and second paragraphs under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in each of the prospectuses:

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund will, under normal conditions, invest at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund's derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds ("ETFs"), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund's investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded, including securities subject to restrictions on resale, and initial public offerings (IPOs).

The Fund's investment strategy is designed to position the Fund in the stronger performing sectors using a proprietary relative strength model and in high conviction fundamental ideas. The Fund uses a combination of equity-research-driven investment process along with quantitative analysis to identify undervalued and overvalued securities. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Change in Diversification Status

Effective August 1, 2014, the Fund will elect to qualify as a diversified series of the Forward Funds. Accordingly, effective August 1, 2014, "Non-Diversification" risk shall be removed from under the heading "Principal Risks" in the Fund's "Fund Summary" section in each of the prospectuses.

****

No Load | Forward Endurance Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 24, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Endurance

Long/Short Fund ("No-Load Summary Prospectus"), Forward Funds Investor Class and Institutional

Class Prospectus ("No-Load Prospectus") and Forward Funds Class A, Class B, Class C and Advisor

Class Prospectus ("Load Prospectus")

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, MANAGEMENT FEE,

INVESTMENT STRATEGIES, DIVERSIFICATION STATUS AND PORTFOLIO MANAGER

The following information applies to the Forward Endurance Long/Short Fund (the "Fund") only:

Change in Name

Effective August 1, 2014, the name of the Fund will be changed to the "Forward Equity Long/Short Fund." Accordingly, effective August 1, 2014, all references in each of the prospectuses to "Forward Endurance Long/Short Fund" shall be replaced with "Forward Equity Long/Short Fund."

Reduction in Management Fee

Effective August 1, 2014, the contractual management fee Forward Management, LLC receives from the Fund is reduced from an annual rate (as a percentage of the Fund's average daily net assets) of 1.50% to an annual rate of 1.25% on the Fund's average daily net assets. Accordingly, effective August 1, 2014, the following changes shall be made:

The "Annual Fund Operating Expenses" table and the "Examples" table in the Fund's "Fund Summary" section in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.28%	1.18%
Dividend and Interest Expense on Short Sales	0.63%	0.63%
Total Other Expenses	1.91%	1.81%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	3.42%	3.07%
Fee Waiver and/or Expense Reimbursement(2)	-0.44%	-0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.98%	2.63%

(1)	Restated to reflect current management fee.

(2)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$301	$266
3 Years	$1,010	$907
5 Years	$1,740	$1,572
10 Years	$3,669	$3,348

****

Change in Principal Investment Strategies

Effective August 1, 2014, the following paragraphs shall replace the first and second paragraphs under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in each of the prospectuses:

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund will, under normal conditions, invest at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund's derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds ("ETFs"), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund's investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded, including securities subject to restrictions on resale, and initial public offerings (IPOs).

The Fund's investment strategy is designed to position the Fund in the stronger performing sectors using a proprietary relative strength model and in high conviction fundamental ideas. The Fund uses a combination of equity-research-driven investment process along with quantitative analysis to identify undervalued and overvalued securities. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Change in Diversification Status

Effective August 1, 2014, the Fund will elect to qualify as a diversified series of the Forward Funds. Accordingly, effective August 1, 2014, "Non-Diversification" risk shall be removed from under the heading "Principal Risks" in the Fund's "Fund Summary" section in each of the prospectuses.

****

Load | Forward Endurance Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 24, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Endurance

Long/Short Fund ("No-Load Summary Prospectus"), Forward Funds Investor Class and Institutional

Class Prospectus ("No-Load Prospectus") and Forward Funds Class A, Class B, Class C and Advisor

Class Prospectus ("Load Prospectus")

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, MANAGEMENT FEE,

INVESTMENT STRATEGIES, DIVERSIFICATION STATUS AND PORTFOLIO MANAGER

Change in Name

Effective August 1, 2014, the name of the Fund will be changed to the “Forward Equity Long/Short Fund.” Accordingly, effective August 1, 2014, all references in each of the prospectuses to “Forward Endurance Long/Short Fund” shall be replaced with “Forward Equity Long/Short Fund.”

The "Annual Fund Operating Expenses" table and the "Examples" table in the Fund's "Fund Summary" section in the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Advisor Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(2)	1.38%	1.23%
Dividend and Interest Expense on Short Sales(2)	0.63%	0.63%
Total Other Expenses	2.01%	1.86%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	4.02%	3.12%
Fee Waiver and/or Expense Reimbursement(3)	-0.44%	-0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.58%	2.68%

(1)	Restated to reflect current management fee.

(2)	Other Expenses, Dividend and Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund's Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.94% and 2.04%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class
1 Year	$461	$271
3 Years	$1,184	$921
5 Years	$2,023	$1,596
10 Years	$4,192	$3,395

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class
1 Year	$361	$271
3 Years	$1,184	$921
5 Years	$2,023	$1,596
10 Years	$4,192	$3,395

****

Change in Principal Investment Strategies

Effective August 1, 2014, the following paragraphs shall replace the first and second paragraphs under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in each of the prospectuses:

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund will, under normal conditions, invest at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund's derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds ("ETFs"), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund's investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded, including securities subject to restrictions on resale, and initial public offerings (IPOs).

The Fund's investment strategy is designed to position the Fund in the stronger performing sectors using a proprietary relative strength model and in high conviction fundamental ideas. The Fund uses a combination of equity-research-driven investment process along with quantitative analysis to identify undervalued and overvalued securities. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Change in Diversification Status

Effective August 1, 2014, the Fund will elect to qualify as a diversified series of the Forward Funds. Accordingly, effective August 1, 2014, "Non-Diversification" risk shall be removed from under the heading "Principal Risks" in the Fund's "Fund Summary" section in each of the prospectuses.

****